Changes in liabilities from financing activities (Details) - BRL (R$) R$ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		R$ 1,454,493	R$ 1,702,038
Cash flow		(10,078)	(1,425)
Payment of interest from of loans and financing and debentures		(6,681)	(2,156)
Interest + Exchange and monetary variation		65,046	122,831
Others	[1]	0	0
Liabilities from financing activities at end of period		1,502,780	1,808,463
Loans and Financing Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		14,139	16,732
Cash flow		(10,078)	(10,617)
Payment of interest from of loans and financing and debentures		(6,681)	(2,156)
Interest + Exchange and monetary variation		13,543	2,011
Others	[1]	0	3,914
Liabilities from financing activities at end of period		10,923	9,884
Loans and Financing Current Non-Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		371,375	9,965
Cash flow		0	0
Payment of interest from of loans and financing and debentures		0	0
Interest + Exchange and monetary variation		9,156	0
Others	[1]	169,238	(3,914)
Liabilities from financing activities at end of period		549,769	6,051
Debentures Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period			1,665,629
Cash flow			0
Payment of interest from of loans and financing and debentures			0
Interest + Exchange and monetary variation			120,083
Others	[1]		0
Liabilities from financing activities at end of period			1,785,712
Debentures Current Non-Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period		1,068,979
Cash flow		0
Payment of interest from of loans and financing and debentures		0
Interest + Exchange and monetary variation		42,347
Others	[1]	(169,238)
Liabilities from financing activities at end of period		R$ 942,088
Accounts Payable from Acquisition of Investments Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period			4,856
Cash flow			(3,633)
Payment of interest from of loans and financing and debentures			0
Interest + Exchange and monetary variation			737
Others	[1]		4,856
Liabilities from financing activities at end of period			6,816
Accounts Payable from Acquisition of Investments Non-Current [Member]
Changes in liabilities from financing activities [Abstract]
Liabilities from financing activities at beginning of period			4,856
Cash flow			0
Payment of interest from of loans and financing and debentures			0
Interest + Exchange and monetary variation			0
Others	[1]		(4,856)
Liabilities from financing activities at end of period			R$ 0

[1]	Debt restructuring.